ProShares Trust

Supplement dated June 19, 2006 to the

Prospectus dated June 19, 2006

UltraShort S&P500® ProShares

UltraShort QQQ® ProShares

UltraShort Dow30SM ProShares

UltraShort MidCap400 ProShares

(each, an “UltraShort ProShares”)

The shares of each UltraShort ProShares listed above are not currently offered for purchase. It is currently anticipated that the shares of each such UltraShort ProShares will be available for purchase on or about June 30, 2006.

Please retain this supplement

for future reference.